2000 Annual Report  October 31, 2000


Firstar Global Equity Fund

                                                                        discover

                                                            (LOGO) FIRSTAR FUNDS

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                               NOTICE TO INVESTORS

- Shares of Firstar Funds are distributed by Quasar Distributors, LLC, a Firstar affiliate.

- Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, accounting services agent and distributor and receive compensation for these services as disclosed in the current prospectus.
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Table of Contents
                                                             Page(s)
SHAREHOLDER LETTER..............................................1
FIRSTAR GLOBAL EQUITY FUND......................................2-3
(Firstar Stellar International Equity Fund
became Firstar Global Equity Fund)
STATEMENT OF ASSETS AND LIABILITIES.............................4
STATEMENT OF OPERATIONS.........................................5
STATEMENT OF CHANGES IN NET ASSETS..............................6
FINANCIAL HIGHLIGHTS...........................................7-8
SCHEDULE OF INVESTMENTS.........................................9
NOTES TO THE FINANCIAL STATEMENTS..............................10-13
CHANGE OF ACCOUNTANTS...........................................14
REPORT OF INDEPENDENT ACCOUNTANTS...............................15

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NOT FDIC INSURED                 NO BANK GUARANTEE                MAY LOSE VALUE
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                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

DEAR SHAREHOLDER:

Last summer, the Boards of Directors for Firstar Funds and Mercantile Mutual Funds, and the Board of Trustees for Firstar Stellar Funds approved a plan to combine the three fund families together to form a single family - Firstar Funds. Shareholders of the fund families approved the plan in November and the reorganization was completed on December 11, 2000.

As a result of the plan, FirstarStellar International Equity Fund was reorganized into a new Firstar Funds portfolio, Firstar Global Equity Fund, which was specifically created to continue the operations of Firstar Stellar International Equity Fund.

While the name may have changed, rest assured Firstar Global Equity Fund continues to be expertly managed with the same approach you've come to rely on.

The new Firstar Funds family offers 32 portfolios with varying investment objectives and styles. For more information about any Firstar Fund, contact your financial professional, visit us at www.firstarfunds.com, or call us at 1-800-677-FUND.

As always, we appreciate your investment in Firstar Funds.


Sincerely,

Firstar Funds

                                                            (LOGO) FIRSTAR FUNDS

                           FIRSTAR GLOBAL EQUITY FUND

STRATEGY
Firstar Global Equity Fund seeks to achieve long-term capital appreciation. The Fund pursues its objective by investing, under normal market conditions, at least 65% of the value of its total assets in shares of other mutual funds whose portfolios consist of equity securities of non-U.S., and global issuers.

MARKET CONDITIONS
This was a very difficult period for the international stock market as measured by the MSCI/EAFE Index, which had a return of -2.90% for the twelve month period ended October 31, 2000. The tremendous jump in oil prices had a very negative impact on many of the overseas countries, which are highly dependent on foreign oil. This worked to diminish growth expectations. Europe has seen relatively stable consumer prices but stubbornly high producer prices and high unemployment still remain. Japan is struggling to still recover from the deflation and recession of the past and is also being buffeted by political turmoil as they potentially move towards a "no-confidence" vote with their government.

While the Japanese stock market has been weak, there has been reasonable progress made in most of Europe in their local currencies. The problem has been with the continued weakness of the Euro. This has meant massive losses for investors as they convert holdings back into dollars. Until we see some new strength in the Euro, this will be a tough place to earn positive investment returns.

INVESTMENT REVIEW
During the twelve month period ended October 31, 2000, Firstar Global Equity Fund's return of 6.70% (Institutional shares) compares favorably with the MSCI/EAFE Index return of -2.90%. As a fund of funds, Firstar Global Equity Fund employs other mutual funds in the portfolio. We believe this leads to tremendous diversification from both a style and philosophy standpoint. Our holdings are diversified among styles and market capitalizations. We believe this helps to reduce risk and has led to good relative performance. This year, we have boosted our exposure to the value investment style which helped protect us as tech stocks declined.

LOOKING AHEAD - THE FORECAST
We believe that most foreign economies will begin to slow their economic growth. The oil price hikes coupled with high unemployment will make it difficult for these economies to accelerate. Conversely, inflation continues to be very much under control. We believe the key to returns will be the strength of currencies. As some political problems are resolved, a rebound in the Euro would be a big boost for the performance of international and global funds.

(PICTURE)
DONALD L. KELLER

PORTFOLIO MANAGER PROFILE
-------------------------------------------------------------------------------
DONALD KELLER manages Firstar Global Equity Fund. Mr. Keller has been with FIRMCO and its affiliates since 1982 and has 18 years of investment management experience. He has managed the predecessor Firstar Stellar International Equity Fund since its inception in December, 1997.

                                                            (LOGO) FIRSTAR FUNDS



                         GLOBAL EQUITY        MSCI/EAFE INDEX*
                    --------------------   --------------------
12/03/97                  $10,000                $10,000
11/98                      10,395                 11,474
11/99                      13,351                 13,705
10/00                      13,178                 12,862


This chart assumes an initial investment of $10,000 made on 12/3/97 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                        AVERAGE ANNUAL RATE OF RETURN (%)
                       For Periods Ended October 31, 2000
--------------------------------------------------------------------------------


                                                1 Year        Since Inception
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND - INSTITUTIONAL               6.7           9.9 (12/3/97)
MSCI/EAFE INDEX*                                (2.9)          9.0 (12/3/97)
================================================================================

* The Morgan Stanley Capital International Europe, Australia and Far East
Index ("MSCI/EAFE") is an unmanaged index composed of 20 European and Pacific Basin countries. The MSCI/EAFE Index is the most recognized international index and is weighted by market capitalization.

Foreign investing involves special risks not associated with domestic securities including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Index figures do not reflect any fees or expenses. An investment cannot be made directly in an index.

The Fund began operations on December 3, 1997 as the Firstar Stellar International Equity Fund of Firstar Stellar Funds. On December 11, 2000, the Firstar Stellar International Equity Fund was reorganized into the Firstar Global Equity Fund.

TOP 5 EQUITY HOLDINGS 10/31/00
JANUS WORLDWIDE FUND                            15.7%
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FEDERATED INTERNATIONAL EQUITY FUND, CLASS A     9.6%
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FOUNDERS WORLDWIDE GROWTH FUND                   7.3%
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MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND     6.9%
--------------------------------------------------------------------------------
SCUDDER GLOBAL FUND                              6.7%
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Portfolio  holdings  are subject to change and are not a  representation  of the
Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/00
--------------------------------------------------------------------------------
$72,124,985
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

                                                            (LOGO) FIRSTAR FUNDS

STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 2000

                                                GLOBAL EQUITY
                                                     FUND
                                                     ----
ASSETS:
    Investments, at value (cost $67,406)           $71,599
    Income receivable                                   62
    Capital shares sold                                115
    Receivable for securities sold                     611
    Other assets                                         6
                                                       ---

       Total Assets                                 72,393
                                                    ------

LIABILITIES:
    Capital shares redeemed                             58
    Payable to custodian                               109
    Payable to affiliates                               85
    Accrued expenses and other liabilities              16
                                                       ---
       Total Liabilities                               268
                                                       ---

NET ASSETS                                         $72,125
                                                   =======

NET ASSETS CONSIST OF:
    Capital stock                                  $61,926
    Undistributed net investment income                466
    Undistributed accumulated net realized gains
     on investments                                  5,540
    Unrealized net appreciation on investments       4,193
                                                     -----

       Total Net Assets                            $72,125
                                                   =======

SERIES INSTITUTIONAL:
    Net assets                                     $72,125
    Shares authorized (no par value)             unlimited
    Shares issued and outstanding                    5,707
    Net asset value, redemption price per share
  and offering price per share<F1>                 $ 12.64
                                                   =======

<F1> Amounts may not recalculate due to rounding.


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
PERIOD ENDED OCTOBER 31, 2000


                                                 GLOBAL EQUITY
                                                     FUND<F1>
                                                     -------
INVESTMENT INCOME:
    Divdend income                                 $   305
    Interest income                                    572
                                                       ---

                                                       877
                                                       ---

EXPENSES:
    Investment advisory fees                           507
    Service organization fees                          169
    Administration fees                                 74
    Fund accounting fees                                39
    Custody fees                                        17
    Professional fees                                   17
    Federal and state registration fees                 15
    Transfer agent fees and expenses                    15
    Directors' fees and expenses                         6
    Reports to shareholders                              4
    Other                                                1
                                                      ----

    Total expenses before waiver                       864
       Less: Waiver of service organization fees       (68)
                                                       ---

       Net expenses                                    796
                                                       ---

NET INVESTMENT INCOME                                   81
                                                       ---

REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain on investments                 6,248
    Net change in unrealized appreciation
    on investments                                  (8,437)
                                                    ------

    Net loss on investments                         (2,189)
                                                    ------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                        $(2,108)
                                                   =======

<F1> Results shown are for the eleven month period ended October 31, 2000.


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)


                                                                                                             GLOBAL EQUITY
                                                                                                                 FUND
                                                                                                                 ----
                                                                                                     Eleven months       Year
                                                                                                         ended           ended
                                                                                                     Oct. 31, 2000   Nov. 30, 1999
                                                                                                       -------------   -------------
OPERATIONS:
   Net investment income                                                                               $    81          $  150
   Net realized gain on investments                                                                      6,248             607
   Net change in unrealized appreciation (depreciation) on investments                                   (8,437)         13,062
                                                                                                        ------          ------

   Net increase (decrease) in net assets resulting from operations                                      (2,108)         13,819
                                                                                                        ------          ------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                          22,593          12,639
   Shares issued to owners in reinvestment of dividends                                                    470             964
   Shares redeemed                                                                                      (7,671)        (15,062)
                                                                                                        ------         -------

   Net increase (decrease) in net assets resulting from capital share transactions                      15,392          (1,459)
                                                                                                        ------          ------

DISTRIBUTIONS TO SERIES INSTITUTIONAL SHAREHOLDERS:
   From net investment income                                                                               --            (485)
   From net realized gains                                                                                (655)           (838)
                                                                                                          ----            ----
                                                                                                          (655)         (1,323)
                                                                                                          ----          ------

TOTAL INCREASE IN NET ASSETS                                                                            12,629          11,037

NET ASSETS:
   Beginning of year                                                                                    59,496          48,459
                                                                                                        ------          ------

   End of year (including undistributed net investment income of $81 and $0, respectively)             $72,125          $59,496
                                                                                                       =======          =======





                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS


FINANCIAL HIGHLIGHTS
INSTITUTIONAL EQUITY FUND




PER SHARE DATA
                                                     Income from Investment Operations                    Less Distributions
                                                  ---------------------------------------   ---------------------------------------
                                         Net                 Net Realized and                Dividends  Distributions
                                    Asset Value,     Net     Unrealized Gains  Total from     from Net      from
                                      Beginning   Investment  or (Losses) on   Investment    Investment    Capital         Total
                                      of Period     Income      Securities     Operations      Income       Gains     Distributions
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Dec. 3, 1997<F1> through
Nov. 30, 1998                          $10.00        $0.05         $0.34         $0.39        $(0.04)         $ -        $(0.04)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999            10.35         0.09          2.78          2.87         (0.10)       (0.18)        (0.28)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000<F5>       12.94         0.01         (0.17)        (0.16)       -             (0.14)        (0.14)
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                Supplemental Data and Ratios
                                                                                        --------------------------------------------
                                                                                                         Ratio of Net
                                                                          Net Assets,    Ratio of Net     Investment
                                           Net Asset                        End of         Expenses        Income        Portfolio
                                          Value, End      Total             Period        to Average     to Average      Turnover
                                          of Period       Return             (000s)       Net Assets      Net Assets        Rate
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY
Dec. 3, 1997<F1> through Nov. 30, 1998      $10.35         3.95%<F2>        $48,459       1.31%<F3><F4>     0.37%<F3>      3.00%<F2>
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999                 12.94        28.44%             59,496       1.13%<F4>         0.27%         34.00%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000<F5>            12.64        (1.30)%<F2>        72,125       1.18%<F3><F4>     0.12%<F3>     10.43%<F2>
------------------------------------------------------------------------------------------------------------------------------------



<F1> Commencement of operations.

<F2> Not annualized.

<F3> Annualized.

<F4> Without fees waived, ratios of net expenses to average net assets for the period ended October 31, 2000, the fiscal year ended November 30, 1999 and the period ended November 30, 1998 would have been 1.28%, 1.29% and 1.51%, respectively.

<F5> Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.



                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2000

   Number                                          Market Value
  of Shares                                       (in thousands)
  ---------                                       --------------

           CLOSED-END INVESTMENT COMPANIES  14.2%
   15,000  Asia Pacific Fund Inc.                         $ 122
   10,000  Asia Tigers Fund Inc.                             71
   30,000  China Fund, Inc. (The)                           268
  100,000  France Growth Fund, Inc. (The)                 1,119
   20,000  Germany Fund, Inc. (The)                         239
   15,000  iShares MSCIFrance Index Fund                    365
   15,000  iShares MSCIGermany Index Fund                   293
  100,000  iShares MSCIHong Kong Index Fund               1,144
   10,000  iShares MSCIItaly Index Fund                     218
   85,000  iShares MSCISingapore Index Fund                 584
   77,237  Italy Fund Inc. (The)                          1,313
   35,000  Japan Equity Fund, Inc. (The)*                   247
  175,000  Japan O.T.C.Equity Fund, Inc.*                 1,345
   50,000  Korea Fund, Inc. (The)*                          550
   20,000  Latin American Discovery Fund, Inc. (The)        200
   50,000  Mexico Fund, Inc. (The)                          790
   53,628  Swiss Helvetia Fund, Inc. (The)                  764
   75,000  Templeton Emerging Markets Fund, Inc.            581
                                                       --------

           Total Closed-End Investment Companies
           (Cost $10,126)                                10,213
                                                       --------

           MUTUAL FUNDS  78.2%
  263,109  BTInstitutional International Equity Fund      3,705
  294,287  Federated InternationalEquity Fund, Class A    6,939
   44,391  Federated International Small Company Fund*    1,189
  143,208  Fidelity Diversified International Fund        3,291
  245,193  Founders Worldwide Growth Fund                 5,259
  160,549  Janus Worldwide Fund                          11,359
   31,760  Meeder International Equity Fund                 481
  278,101  Morgan Stanley GlobalEquity Allocation Fund    4,986
   41,934  Pilgrim Global Corporate Leaders Fund            451
  185,172  Scudder Global Fund                            4,852
  260,588  USAA World Growth Fund                         4,790
  229,474  Vanguard International Growth Fund             4,626
  170,294  Vanguard International Value Fund              4,446
                                                       --------

           Total Mutual Funds (Cost $52,268)             56,374
                                                       --------

   Number
of Shares                                          Market Value
(in thousands)                                    (in thousands)
--------------                                    --------------

           SHORT-TERM INVESTMENT  6.9%
           INVESTMENT COMPANY  6.9%
    5,012  Short-Term Investments Co.
           Government Agency Portfolio                  $ 5,012
                                                       --------


           Total Short-Term Investment (Cost $5,012)      5,012
                                                       --------


           Total Investments (Cost $67,406) 99.3%        71,599
                                                       --------


           Other Assets, less Liabilities 0.7%              526
                                                       --------


           TOTAL NET ASSETS 100.0%                      $72,125
                                                       ========




           * Non-income producing



                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

GLOBAL EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS


1. ORGANIZATION
   Firstar Stellar Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-ended management investment company. During 2000, the Boards of Directors for Firstar Funds, Inc. and Mercantile Mutual Funds, Inc. and the Board of Trustees for the Trust approved a plan to combine the three fund families together to form a single family - Firstar Funds. See footnotes 8 and 9 for further information. The investment objective of the Global Equity Fund (formerly known as International Equity Fund) is long-term capital appreciation.

The Global Equity Fund (the "Fund") offers one class of shares (Series Institutional - formerly known as Y shares).

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuations - Equity securities and closed-end investment companies traded on a securities exchange and securities traded in the over-the-counter market are valued at the last reported sales price on the day of valuation; other securities for which no sale was reported on that date, are valued at the last quoted bid price as furnished by an independent pricing service. Short-term securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value. Variable rate demand notes are valued at cost which approximates market value. Investment in open-end investment companies are valued at net asset value.

b) Repurchase Agreements - It is the policy of the Fund to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards approved or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

c) Investment Income, Expenses and Distributions - Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

d) Federal Taxes - It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and net realized gains. Accordingly, no provisions for federal taxes are necessary.

   The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

e) When-Issued and Delayed Delivery Transactions - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, revenues and expenses reported in the financial statements. Actual results could differ from those estimates.

g) Other - Investment and shareholder transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined by comparing the net sale proceeds to an identified cost basis.

                                                            (LOGO) FIRSTAR FUNDS

3.  SHARES OF BENEFICIAL INTEREST
   The Declaration of Trust permits the Trustees to issue an unlimited number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in Fund shares, in thousands, were as follows:

                                          GLOBAL EQUITY FUND
                                                SHARES
                                                ------
ELEVEN MONTHS ENDED OCTOBER 31, 2000:
Series Institutional shares:
   Shares sold                                  1,632
   Shares issued to owners in
     reinvestment of dividends                     34
   Shares redeemed                               (556)
                                                -----
   Net increase                                 1,110
                                                =====

YEAR ENDED NOVEMBER 30, 1999:
Series Institutional shares:
   Shares sold                                  1,132
   Shares issued to owners in
     reinvestment of dividends                     93
   Shares redeemed                             (1,311)
                                               ------
   Net decrease                                   (86)
                                               ======

4. INVESTMENT ADVISORY FEES AND OTHER
TRANSACTIONS WITH AFFILIATES

a) General - Certain officers of Firstar Investment Research &Management Company, LLC (FIRMCO) and Firstar Mutual Fund Services, LLC("Firstar") serve as officers of the Trust. FIRMCO and Firstar are related by virtue of each being a subsidiary of Firstar Corporation.

b) Investment Advisory Fees - FIRMCO serves as the Trust's investment adviser (the "Adviser"). Prior to April 1, 2000, the Fund was managed by Firstar Bank, N.A. As part of an internal restructuring of the investment advisory function within Firstar Corporation, the investment management resources of Firstar Bank, N.A. have been consolidated with those of FIRMCO. The Adviser receives for its services an annual investment advisory fee of 0.75% applied to the daily net assets of the Fund.

c) Administrative Fees - Firstar provides the Fund with certain administrative personnel and services. Firstar receives a fee at an annual rate of 0.11% of the average daily net assets of the Fund for the period.

d) Distribution Services - Edgewood Services, Inc. served as the distributor of the Firstar Stellar Funds through July 31, 2000. Effective August 1, 2000, Quasar Distributors, LLC became the distributor. The Institutional shares are not subject to a distribution services fee.

e) Shareholder Services Fees - Under the terms of the Shareholder Services Agreement with Firstar Bank, N.A., the Fund may accrue and pay Firstar Bank, N.A. up to 0.25% of average daily net assets of the Fund for the period. For the period December 1, 1999 to January 31, 2000, Firstar Bank, N.A. waived 0.15% of this Shareholder Servicing Fee. Effective February 1, 2000, this waiver was reduced to 0.09%. The fee paid to Firstar Bank, N.A. is used to finance certain services for shareholders and to maintain shareholder accounts. Firstar Bank, N.A. can modify or terminate this limitation at any time at its sole discretion.

f) Transfer and Dividend Disbursing Agent Fees - Firstar serves as transfer and dividend disbursing agent for the Fund. The fee paid to Firstar is based on the size, type and number of accounts and transactions made by shareholders.

g) Portfolio Accounting Fees - Firstar is the Fund's accounting services agent. Firstar is responsible for maintaining the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, subject to an annual minimum of $39,000, plus out-of-pocket expenses.

h) Custodian Fees - Firstar Bank, N.A. is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

5. INVESTMENT TRANSACTIONS
Purchases and sales, in thousands, of investments, excluding short-term securities, for the eleven months ended October 31, 2000, were as follows:

                                          GLOBAL EQUITY FUND
                                          ------------------
Purchases:
   U.S. Government                                 --
   Other                                      $20,244
Sales:
   U.S. Government                                 --
   Other                                      $ 6,996

At October 31, 2000, gross unrealized appreciation and depreciation of investments for federal tax purposes, in thousands, were as follows:

                                          GLOBAL EQUITY FUND
                                          ------------------
Appreciation                                   $8,014
(Depreciation)                                 (3,821)
                                               ------

Net unrealized appreciation on investments     $4,193
                                               ======

   At October 31, 2000, the cost of investments, in thousands, for federal income tax purposes was $67,406.

                                                            (LOGO) FIRSTAR FUNDS

6. DISTRIBUTION TO SHAREHOLDERS (UNAUDITED)
   Net investment income and net realized gains, if any, are distributed to shareholders. The Fund declared a distribution of net realized gains on November 21, 2000, for all shareholders of record on November 20, 2000. The Fund distributed $676 as short-term capital gain distributions and $655,022 as long-term capital gain distributions for purposes of the dividends paid deduction.

   The Fund also declared a distribution of net realized gains on December 27, 2000, for all shareholders of record on December 26, 2000. The Fund distributed $5,702,224 as long-term capital gain distributions for purposes of the dividends paid deduction.

7. SUBSEQUENT EVENT - CAPITAL GAIN DISTRIBUTIONS (UNAUDITED)
   The Fund made a distribution of short-term and long-term capital gains of $0.00012 and $0.12 per share, respectively. The distribution was paid on November 21, 2000 to shareholders of record on November 20, 2000.

   The Fund made a distribution of long-term capital gains of $0.86 per share. The distribution was paid on December 27, 2000 to shareholders of record on December 26, 2000.

8. SUBSEQUENT EVENT - AGREEMENT AND PLAN OF REORGANIZATION (UNAUDITED)
   On June 7, 2000, as ratified on July 20, 2000, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the "Agreement") providing for the transfer of substantially all of the assets and liabilities of each of the Trust's portfolios to corresponding portfolios of Firstar Funds, Inc. ("Firstar Funds") in exchange for shares of such Firstar Funds in a tax-free reorganization. At a special meeting of shareholders of the Trust held on November 24, 2000, the shareholders of each of the Trust's portfolios voted to approve the Agreement. The results of the shareholder meeting are as follows (no shares represented broker non-votes other than 2,226 shares of the U.S. Government Income Fund):

FUND                                FOR            AGAINST           ABSTAIN
----                                ---            -------           -------
Treasury                    3,061,140,107         4,974,967        3,276,121
Tax-Free Money Market         182,173,399            32,746          460,959
Ohio Tax-Free Money Market     60,153,523                 0                0
Strategic Income               13,130,869            10,764           66,620
U.S. Government Income         16,086,380                 0                0
Insured Tax-Free Bond          15,572,734                 0              313
Growth Equity                   9,651,548           138,077           58,823
Relative Value                 16,515,694            14,132           30,210
Science &Technology             5,975,816             7,692            4,987
Stellar                         3,553,064            16,116           52,856
Capital Appreciation            5,227,067             1,490              840
International Equity            5,573,031                 0                0

   The reorganization with respect to the above portfolios of the Trust was completed on December 11, 2000.

9. SUBSEQUENT EVENT - PORTFOLIO MERGERS
   At meetings held on June 16, 2000 and July 13, 2000, the Board of Directors of Firstar Funds, Inc. ("Firstar Funds") approved (i) an Agreement and Plan of Reorganization providing for the acquisition of Mercantile Mutual Funds, Inc. ("Mercantile Funds") by Firstar Funds, (ii) an Agreement and Plan of Reorganization providing for the acquisition of Firstar Stellar Funds ("Stellar Funds") by Firstar Funds, and (iii) an Agreement and Plan of Reorganization providing for the acquisition of Firstar Select Funds ("Select Funds") by Firstar Funds. The Board of Directors and shareholders of Mercantile Funds (other than the Mercantile Conning Money Market Portfolio) and Select Funds and the Board of Trustees and shareholders of Stellar Funds each ratified their applicable agreements.

   On November 27, 2000, certain portfolios of the Firstar Funds, including newly formed shell portfolios (which were organized solely to acquire the assets and continue the business of certain portfolios of Mercantile Funds, Stellar Funds and Select Funds) merged with certain portfolios of Mercantile Funds and Stellar Funds. On December 11, 2000, certain other portfolios of Mercantile Funds (other than the Mercantile Conning Money Market Portfolio), Stellar Funds and Select Funds merged into shell portfolios of Firstar Funds. Below is a table (in thousands) that illustrates the specifics of the mergers related to the fund in these financial statements.

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                                                            (LOGO) FIRSTAR FUNDS



                                                                            UNREALIZED
                                    VALUE OF        SHARES                     GAIN
                                   NET ASSETS      ISSUED TO                OF MERGING
                                   TRANSFERRED   SHAREHOLDERS  EFFECTIVE       FUND
MERGING               FUND         BY MERGING       OF FUND      DATE OF      AT TIME       TAX STATUS         NEW FIRSTAR
FUND NAME          MERGED INTO        FUND        MERGED INTO    MERGER      OF MERGER      OF TRANSFER        FUNDS NAME
---------          -----------        ----        -----------    ------      ---------      -----------        ----------
Firstar Stellar
International    Firstar Global                                                                              Firstar Global
Equity Fund<F1>  Equity Fund<F2>      $69,924                   12/11/2000     $1,931        Non-taxable      Equity Fund

                 Series Institutional                5,669

<F1> Accounting survivor; performance history carries over.
<F2> Shell portfolio.


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                                                            (LOGO) FIRSTAR FUNDS

CHANGE OF ACCOUNTANTS

On October 19, 2000, Arthur Andersen LLP resigned as the Global Equity Fund's ("Fund") independent auditors. Arthur Andersen LLP's reports on the Fund's financial statements for the fiscal years ended November 30, 1999 and November 30, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended November 30, 1999 and November 30, 1998 and the period commencing December 1, 1999 and ending October 19, 2000, (i) there were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure or audit scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

   On October 19, 2000, the Fund, by action of its Board of Trustees, engaged PricewaterhouseCoopers LL ("PwC") as the independent auditors to audit the Fund's financial statements for the 11-month fiscal period ending October 31, 2000. During the Fund's fiscal years ended November 30, 1999 and November 30, 1998 and the period commencing December 1, 1999 and ending October 19, 2000, neither the Fund nor anyone on its behalf has consulted PwC on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).


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(LOGO) FIRSTAR FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRSTAR STELLAR FUNDS:


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Equity Fund, (formerly known as International Equity Fund; one of the portfolios comprising Firstar Stellar Funds, hereafter referred to as the "Fund"), at October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period then ended, all in conformity with accounting principles generally accepted in the UnitedStates of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the UnitedStates of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements of the Fund as of November 30, 1999 and for all periods presented ended at or prior thereto were audited by other independent accountants whose report dated January 7, 2000 expressed an unqualified opinion on those statements.




PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
December 29, 2000


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                                                            (LOGO) FIRSTAR FUNDS

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

FOR A PROSPECTUS OR INVESTOR SERVICE INFORMATION
1-800-677-FUND

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

WWW.FIRSTARFUNDS.COM

                                                            (LOGO) FIRSTAR FUNDS

                                                                 FORM # ANNGL-00